Revenue - Revenue Received (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Revenue from grant	$ 830,408	$ 2,547,382
Seventh Research Framework Program (FP7 Agreement) [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Amounts received		2,915,559
Revenue from grant	$ 714,388	$ 2,430,358